Intangible Assets - Schedule of Reconciliation of Crypto Assets Measured at Fair Value (ETH and POL) (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Crypto Asset, Fair Value [Abstract]
Beginning balance at fair value	$ 121,000
Ending balance ETH and POL	5,774
Loss from changes in fair value	3,000
Sale of crypto assets	$ 112,000